Taxation - Disclosure Of Pillar Two Tax Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Total taxation charge	$ 13,401	$ 12,991	$ 21,941
Of which:
Income tax excluding Pillar Two income tax	13,150	12,991	21,941
Income tax related to Pillar Two income tax	$ 251	$ 0	$ 0